CONVERTIBLE NOTES	12 Months Ended
Sep. 30, 2023
CONVERTIBLE NOTES
CONVERTIBLE NOTES

NOTE 18 – CONVERTIBLE NOTES

On September 28, 2020, ZK entered into Convertible Debenture agreements with certain unaffiliated investors identified therein (each an “Holder” and collectively “Holders”). The convertible debentures, with aggregate principal amount of $1.4 million and 5% annual interest rate, are exercisable for a period of one year at an exercise price of 70% of the average closing price during the seven (7) consecutive Trading Days immediately preceding the Conversion Date, but not lower than the Floor Price of $0.62 per share. The transaction was closed on October 20, 2020 and full proceeds were received. As of September 30, 2021, all Holders have demanded to convert their convertible debentures and a total of 1,394,253 shares were issued to Investors.

On August 26, 2021, ZK entered into Convertible Debenture agreements with certain unaffiliated investors identified therein (each an “Holder” and collectively “Holders”). The convertible debentures, with aggregate principal amount of $12.7 million and 5% annual interest rate, are exercisable for a period of one year at an exercise price of 80% of the volume weighted average closing price during the seven (7) consecutive Trading Days immediately preceding the Conversion Date, but not lower than the Floor Price of $2.5 per share. The transaction was closed on September 27, 2021 and full proceeds were received. As of September 30, 2022, a majority of Holders have demanded to convert their convertible debentures and a total of 3,047,486 shares were issued to the demanded Holders.

The embedded conversion feature of the above convertible notes was determined to be beneficial conversion feature that requires recognition within equity on the commitment date. The BCF was measured the intrinsic values for convertible notes on the commitment dates, which are the dates that the agreements were signed with the investors. The Company’s convertible notes both have stated redemption dates (maturity dates), which are 12 months from the issuance dates, the BCF values will be accreted from issuance date to the conversion date or the stated maturity date, whichever is earlier. The accretion calculation is based on effective interest rate method consistent with the ordinary debt instruments.

On December 7, 2022, the Company entered into amendment agreements with outstanding Holders to amend the maturity date to August 26, 2023, and the amendment was treated as extinguishment of the original convertible notes and issuance of new convertible notes with principle amount of $3,947,080 and discount on debt of $678,782.

Net carrying amount of the liability component Convertible Notes dated as of September 30, 2022 was as follows:

			Net
	Principal	Discount on	carrying
	outstanding	debt	value
Convertible Notes - short-term	$3,947,080	(594,769)	$3,352,311

Net carrying amount of the equity component of the Convertible Notes as of September 30, 2022 was as follows:

Amount
	allocated to		Equity
	conversion	Issuance	component,
	option	cost	net
Convertible Notes – equity portion	$678,782	—	$678,782

Prior year number was revised to correct a disclosure error. However, this error had no impact on Consolidated Statements of Balance Sheets and Consolidated Statements of Changes in Shareholders’ Equity.

On December 21, 2023, the Company entered into amendment agreements with outstanding Holders to amend the maturity date to June 30, 2024, and the amendment was treated as extinguishment of the original convertible notes and issuance of new convertible notes (“Convertible Note – 2023”).

In accounting for the issuance of the Convertible Note2023 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. The effective interest rate for the Convertible Note 2023 is 16.82%.

For the year ended September 30, 2023, there were no Holders converted their convertible debentures.

Net carrying amount of the liability component Convertible Notes dated as of September 30, 2023 was as follows:

			Net
	Principal	Interest on	carrying
	outstanding	Convertible notes	value
Convertible Notes - 2023	$3,947,080	64,144	$4,011,224